Details of treasury and other financial risks - Credit risk with number of counterparties (Detail)	Dec. 31, 2019
10-100 million [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Counterparties	2
100-500 million [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Counterparties	7
A- rated [Member] | 10-100 million [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Counterparties	1
A- rated [Member] | 100-500 million [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Counterparties	1
AA- rated [Member] | 100-500 million [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Counterparties	1
A+ rated [Member] | 10-100 million [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Counterparties	1
A+ rated [Member] | 100-500 million [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Counterparties	3
A rated [Member] | 100-500 million [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Counterparties	2